COSTS AND EXPENSES BY NATURE	12 Months Ended
Dec. 31, 2019
Disclosure of expenses by nature [text block] [Abstract]
Disclosure of expenses by nature [text block]

NOTE 27 - COSTS AND EXPENSES BY NATURE

(a)	Costs and operating expenses

The main operating costs and administrative expenses are detailed below:

	For the year ended
	December 31,
	2019	2018	2017
	ThUS$	ThUS$	ThUS$

Aircraft fuel	2,929,008	2,983,028	2,318,816
Other rentals and landing fees (*)	1,275,859	1,206,881	1,233,640
Aircraft maintenance	444,611	366,627	422,943
Comisions	221,884	222,506	252,474
Passenger services	261,330	280,279	288,662
Other operating expenses	1,291,895	1,229,311	1,374,368
Total	6,424,587	6,288,632	5,890,903

(*) Lease expenses are included within this amount (See Note 2.21)

	For the period ended
	December 31,
	2019	2018	2017
	ThUS$	ThUS$	ThUS$
		Restated	Restated

Payments for leases of low-value assets	31,982	27,929	35,240
Total	31,982	27,929	35,240

(b)	Depreciation and amortization

Depreciation and amortization are detailed below:

	For the year ended
	December 31,
	2019	2018	2017
	ThUS$	ThUS$	ThUS$

Depreciation (*)	1,389,465	1,307,032	1,318,725
Amortization	80,511	65,596	58,410
Total	1,469,976	1,372,628	1,377,135

(*) Included within this amount is the depreciation of the Properties, plants and equipment (See Note 17 (a)) and the maintenance of the aircraft recognized as assets by right of use. The maintenance cost amount included in the depreciation line for the period ended December 31, 2019 is ThUS$ 445,680 and ThUS$ 366,393 for the same period 2018.

(c)	Personnel expenses

The costs for personnel expenses are disclosed in Note 23 liability for employee benefits.

(d)	Financial costs

The detail of financial costs is as follows:

	For the year ended
	December 31,
	2019	2018	2017
	ThUS$	ThUS$	ThUS$

Bank loan interest	325,650	283,786	347,551
Financial leases	61,980	62,202	37,522
Lease liabilities	181,814	182,868	185,947
Other financial instruments	20,490	10,281	8,213
Total	589,934	539,137	579,233

Costs and expenses by nature presented in this Note plus the Employee expenses disclosed in Note 23, are equivalent to the sum of cost of sales, distribution costs, administrative expenses, other expenses and financing costs presented in the consolidated statement of income by function.